Equity Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity based compensation
Equity based compensation

2013 Incentive Plan

In connection with the IPO, the Company adopted the Stock Building Supply Holdings, Inc. 2013 Incentive Compensation Plan ("2013 Incentive Plan"). The 2013 Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards, other cash-based compensation and performance awards. The aggregate number of shares of common stock which may be issued or used for reference purposes under the 2013 Incentive Plan or with respect to which awards may be granted may not exceed 1,800,000 shares. In general, if awards under the 2013 Incentive Plan are for any reason canceled, or expire or terminate unexercised, the shares covered by such awards may again be available for the grant of awards under the 2013 Incentive Plan. As of December 31, 2013, a total of 1,254,489 common shares were available for issuance under the 2013 Incentive Plan.

Nonvested stock awards

Certain employees of the Company were granted common shares during the years ended December 31, 2013, 2012 and 2011. These shares vest over a period of three or four years based on continued employment with the Company and the related compensation expense is amortized over the vesting period and included in selling, general and administrative expense on the consolidated statements of operations.

Stock option awards

During the years ended December 31, 2013, 2012 and 2011, certain directors and employees of the Company were awarded options to purchase common shares. These options vest over a period of three or four years based on continued employment with the Company and the related compensation expense is amortized over the vesting period and included in selling, general and administrative expense on the consolidated statements of operations. The stock options have a maximum contractual term of 10 years from the date of grant. There was no cash impact related to the stock option awards during the years ended December 31, 2013, 2012 and 2011.

Restricted stock units

During the year ended December 31, 2013, certain directors of the Company were awarded restricted stock units. These units vest over a period of two years based on continuing service on the Company's Board of Directors.

Stock purchases

In January 2012, the Company’s board of directors approved the issuance and sale of 337,636 Class B Common shares to certain members of management for $0.97 per share. These shares were estimated to have a fair value at issuance of $1.98 per share. The Company recorded $342 in stock compensation expense in 2012 as a result of these sales of stock at a price below fair value.

Shares awarded that revert to the Company as a result of forfeiture or termination, expiration or cancellation of an award or that are used to exercise an award or for tax withholding, will be again available for issuance. The following table highlights the expense related to share-based payments for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Nonvested stock	$512	$580	$127
Stock options	511	383	257
Restricted stock units	26	—	—
Stock purchases	—	342	—
Stock based compensation	$1,049	$1,305	$384

The fair value of stock options was estimated using the Black-Scholes option pricing model. The Company used the following assumptions to value the stock options issued during the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Expected dividend yield	0%	0%	0%
Expected volatility factor (a)	49% - 51%	58%	59%
Risk-free interest rate (b)	1.8% - 2.0%	0.8% - 0.9%	1.0%
Expected term (in years) (c)	6.0 - 6.5	3.7 - 3.9	4.3
(a)    The Company estimated its volatility factor based on the average volatilities of similar public entities.
(b)    The risk-free interest rate is based on U.S. Treasury yields in effect at the time of grant.
(c)    For stock options granted during the year ended December 31, 2013, the expected term was derived utilizing the
"simplified method" in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 110, which uses the mid-point between the vesting date and the expiration date of the award. We believe use of this approach is appropriate given the lack of prior history of option exercises upon which to base an expected term. For stock options granted during the years ended December 31, 2012 and 2011, the expected term was based on the vesting term and contractual term of the options and the expected exercise behavior of the option holders.

The following is a summary of nonvested stock and restricted stock unit activity:

	Nonvested Stock		Restricted Stock Units
	Number of shares outstanding	Weighted average grant date fair value	Number of units outstanding	Weighted average grant date fair value
December 31, 2010	1,123,289	$1.06	—	$—
Granted	64,930	1.92	—	—
Vested	(181,804)	0.98	—	—
Forfeited	(337,636)	1.16	—	—
December 31, 2011	668,779	1.11	—	—
Granted	234,086	1.98	—	—
Vested	(448,355)	1.51	—	—
Forfeited	(58,437)	1.92	—	—
December 31, 2012	396,073	1.06	—	—
Granted	593,878	16.78	10,000	13.96
Vested	(561,958)	6.51	—	—
Forfeited	—	—	—	—
December 31, 2013	427,993	$15.72	10,000	$13.96

The following is a summary of stock option award activity:

	Number of options	Weighted average exercise price	Contractual term (in years)	Intrinsic value
Outstanding at December 31, 2010	845,259	$2.05
Granted	64,930	1.92
Exercised	—	—
Forfeited/Canceled	—	—
Outstanding at December 31, 2011	910,189	2.04
Granted	1,006,936	0.97
Exercised	—	—
Forfeited/Canceled	(1,144,274)	1.82
Outstanding at December 31, 2012	772,851	0.97
Granted	489,377	14.17
Exercised	(546,244)	0.97
Forfeited/Canceled	(1,500)	14.00
Outstanding at December 31, 2013	714,484	$9.98	9.0	$5,883

Exercisable at December 31, 2013	94,083	$0.97	6.9	$1,623

Vested and expected to vest at December 31, 2013	635,276	$9.59	8.9	$5,480

During the year ended December 31, 2012, the exercise price on 910,189 stock options was revised to $0.97, and 234,086 options were canceled and reissued as nonvested shares. These transactions were accounted for as modifications under ASC 718.

The weighted average grant date fair value of stock options granted during the years ended December 31, 2013, 2012 and 2011 was $7.03, $1.23 and $0.91, respectively. The weighted average grant date fair value for 2012 excludes 910,189 stock options that were affected by the modification described above.
As described in Note 14, the Company forgave a $531 loan to an executive of the Company on June 14, 2013 related to an exercise of 546,244 stock options. Prior to the date of the loan forgiveness, the options were legally exercised, but not considered exercised for accounting purposes. As of the date of the loan forgiveness, the options were considered exercised for accounting purposes. The exercised shares retained their original vesting requirements, and as such, are presented as both an exercise of stock options and a grant of nonvested stock in the tables above.

No stock options were exercised for cash during the years ended December 31, 2013, 2012 and 2011.

The following table summarizes the Company’s total unrecognized compensation cost related to equity based compensation as of December 31, 2013:

	Unrecognized compensation cost	Weighted average remaining period of expense recognition (in years)
Nonvested stock	$1,058	2.1
Stock options	2,655	2.8
Restricted stock units	113	1.6
	$3,826